Business Segment Information (Schedule Of Segment Information) (Details) - Business Acquisition, Acquiree [Domain] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Segment margin	$ 94,121	$ 77,351
Capital Expenditures	125,208	102,778
Pipeline Transportation Services Revenues	19,858	20,920
Refinery Services Revenues	46,124	54,193
Supply And Logistics Revenues	403,504	888,313
External customers	526,857	1,019,719
Intersegment	0	0
Total revenues	526,857	1,019,719
Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Segment margin	14,323	14,689
Capital Expenditures	68,591	23,896
External customers	15,831	15,503
Intersegment	3,237	4,470
Total revenues	19,068	19,973
Offshore Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Segment margin	25,198	13,403
Capital Expenditures	2,053	10,384
External customers	790	947
Intersegment	0	0
Total revenues	790	947
Refinery Services [Member]
Segment Reporting Information [Line Items]
Segment margin	19,160	20,872
Capital Expenditures	1,212	302
External customers	48,435	57,107
Intersegment	(2,311)	(2,914)
Total revenues	46,124	54,193
Marine Transportation [Member]
Segment Reporting Information [Line Items]
Segment margin	25,693	20,457
Capital Expenditures	16,576	10,959
External customers	54,640	51,090
Intersegment	2,731	5,203
Total revenues	57,371	56,293
Supply And Logistics [Member]
Segment Reporting Information [Line Items]
Segment margin	9,747	7,930
Capital Expenditures	36,776	57,237
External customers	407,161	895,072
Intersegment	(3,657)	(6,759)
Total revenues	403,504	888,313
Sekco [Member] | Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Capital Expenditures	$ 1,800	$ 10,400